Income Taxes - Effective Income Tax Reconciliation (Details) - USD ($)	5 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Income Tax Expense (Benefit) [Line Items]
Income tax benefit at the federal statutory rate		$ (61,771,000)	$ (52,499,000)
Capitalized transaction expenses		(2,362,000)	220,000
State income taxes - net of federal income tax benefits		89,000	(8,553,000)
Change in valuation allowance		76,536,000	63,192,000
Total income tax benefit		242,000	$ 323,000
Gores Metropoulos II, Inc.
Income Tax Expense (Benefit) [Line Items]
Income tax benefit at the federal statutory rate		(2,221,570)
Capitalized transaction expenses		1,223,592
Warrant liability		558,210
State income taxes - net of federal income tax benefits		(77,487)
Change in valuation allowance		517,255
Total income tax benefit	$ 0	$ 0